UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21052

          BlackRock California Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.8%
			California—145.5%
AAA	$ 5,000		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$ 1,283,800
A+	1,175		Chula Vista Ca Indl. Dev. Rev., San. Diego Gas Proj., Ser. B, 5.00%, 12/01/27	12/15 @ 102	1,177,092
A2	4,000		Edl. Facs. Auth., Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,160,000
BBB	3,845		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,893,793
			Golden St. Tobacco Sec. Corp.,
A-	3,870		Ser. A, 5.00%, 6/01/45	06/15 @ 100	3,858,506
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,208,940
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,115,540
AAA	2,500	[3]	Ser. B, 5.50%, 6/01/13	N/A	2,767,875
AAA	1,300	[3]	Ser. B, 5.625%, 6/01/13	N/A	1,449,786
			Hlth. Facs. Fin. Auth.,
AAA	3,000	[3]	Infrastructure & Econ. Dev., 5.25%, 6/01/07, MBIA	N/A	3,122,670
A	3,270		Insured Hlth. Facs., Valleycare Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,429,412
A	3,750		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,805,500
AAA	3,500	[4]	Hlth. Facs. Fin. Auth., Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,644,760
AAA	1,600		Infastructure & Econ. Dev. Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	1,651,840
A3	1,745		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	1,879,086
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	655		5.90%, 6/01/27	06/13 @ 100	689,027
NR	1,180		6.00%, 6/01/35	06/13 @ 100	1,247,378
			Live Oak Unified Sch. Dist., Cap. Apprec. Election, GO,
AAA	705		Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	199,882
AAA	795		Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	211,152
AAA	830		Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	210,480
AAA	865		Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	206,320
AAA	905		Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	203,462
AAA	945		Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	201,294
			Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
B-	1,000		Ser. B, 7.50%, 12/01/24	12/12 @ 102	998,130
B-	680		Ser. C, 7.50%, 12/01/24	12/12 @ 102	678,728
			Multi-Fam. Hsg.,
Aa2	2,210		San Lucas Apts. Proj., Ser. 5, 5.95%, 11/01/34	12/11 @ 100	2,305,605
Aa2	2,380		Westgate Courtyard Apts. Proj., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,482,483
NR5	2,400	[3]	Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	N/A	2,682,336
BBB+	3,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park Proj., 5.75%, 5/15/37	05/12 @ 102	3,123,990
BBB	530		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	549,032
NR	2,500		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	2,646,950
AAA	15,000		Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	4,687,500
AAA	2,500		Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,571,050
			Statewide Cmnty. Dev. Auth.,
BBB+	1,500		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,521,345
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,224,350
AA-	3,250		Sutter Hlth., Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,394,138
A+	1,500		Torrance Hosp. Rev., Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,556,250

					77,039,482

1

BlackRock California Municipal Bond Trust (BZA) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Multi-State—7.5%
Baa1	$3,500 [6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 3,964,345

		Puerto Rico—1.8%
BBB+	955	Hwy. & Trans. Auth., 5.00%, 7/01/40	07/15 @ 100	939,519

		Total Long-Term Investments (cost $76,630,599)		81,943,346

		Total Investments—154.8% (cost $76,630,5997)		$ 81,943,346
		Other assets in excess of liabilities—1.8%		971,311
		Preferred shares at redemption value, including dividends payable—(56.6)%		(29,982,388)

		Net Assets Applicable to Common Shareholders—100%		$ 52,932,269

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $520,680 on 69 short U.S. Treasury Note futures contracts expiring December 2005, 52 short U.S. Treasury Note futures contracts expiring March 2006 and 44 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $18,075,672, with an unrealized gain of $231,229.
[5]	Security is deemed to be of investment quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 7.5% of its net assets, with a current market value of $3,964,345, in securities restricted as to resale.
[7]	Cost for Federal tax purposes is $76,624,578. The net unrealized appreciation on a tax basis is $5,318,768, consisting of $5,495,217 gross unrealized appreciation and $176,449 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock California Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006